FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term held-to-maturity debt securities (ii)	¥ 134,120
Recurring member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits (maturing within 3 months) (i)	592,752	¥ 4,302,310
Long-term time deposits (ii)	946,096	224,752
Restricted cash, current	6,286,105	8,567,496
Short-term investments	29,270,635	15,626,624
Derivative instruments (iii)	132,026	61,697
Available-for-sale debt investments	7,813,655
Long-term held-to-maturity debt securities (ii)	134,120
Total	51,655,711	30,843,728
Recurring member | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	153,779	103,621
Recurring member | Unlisted Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	246,007	238,294
Recurring member | Wealth management products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	6,012,346	1,677,415
Recurring member | Loan receivables under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	68,190	41,519
Recurring member | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits (maturing within 3 months) (i)	0	0
Long-term time deposits (ii)	0	0
Restricted cash, current	0	0
Short-term investments	0	0
Derivative instruments (iii)	0	0
Available-for-sale debt investments	0
Long-term held-to-maturity debt securities (ii)	0
Total	153,779	103,621
Recurring member | Quoted prices in active markets for identical assets (Level 1) | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	153,779	103,621
Recurring member | Quoted prices in active markets for identical assets (Level 1) | Unlisted Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	0	0
Recurring member | Quoted prices in active markets for identical assets (Level 1) | Wealth management products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	0	0
Recurring member | Quoted prices in active markets for identical assets (Level 1) | Loan receivables under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	0	0
Recurring member | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits (maturing within 3 months) (i)	592,752	4,302,310
Long-term time deposits (ii)	946,096	224,752
Restricted cash, current	6,286,105	8,567,496
Short-term investments	26,980,989	15,626,624
Derivative instruments (iii)	132,026	61,697
Available-for-sale debt investments	7,813,655
Long-term held-to-maturity debt securities (ii)	134,120
Total	45,628,388	29,802,744
Recurring member | Significant other observable inputs (Level 2) | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	0	0
Recurring member | Significant other observable inputs (Level 2) | Unlisted Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	0	0
Recurring member | Significant other observable inputs (Level 2) | Wealth management products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	2,742,645	1,019,865
Recurring member | Significant other observable inputs (Level 2) | Loan receivables under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	0	0
Recurring member | Significant other unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits (maturing within 3 months) (i)	0	0
Long-term time deposits (ii)	0	0
Restricted cash, current	0	0
Short-term investments	2,289,646	0
Derivative instruments (iii)	0	0
Available-for-sale debt investments	0
Long-term held-to-maturity debt securities (ii)	0
Total	5,873,544	937,363
Recurring member | Significant other unobservable inputs (Level 3) | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	0	0
Recurring member | Significant other unobservable inputs (Level 3) | Unlisted Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	246,007	238,294
Recurring member | Significant other unobservable inputs (Level 3) | Wealth management products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	3,269,701	657,550
Recurring member | Significant other unobservable inputs (Level 3) | Loan receivables under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values (ii)	¥ 68,190	¥ 41,519